EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the period and net loss. The assumed exercise of stock options using the treasury stock method was anti-dilutive for all periods presented as the exercise price was higher than the share price at June 30, 2014 and June 30, 2013. The convertible bonds using the if-converted method were anti dilutive for both periods presented and, therefore, 5,197,406 shares (June 30, 2013: 5,881,275 shares) that could result from the convertible bond were excluded from the denominator in the diluted EPS calculation.

The components of the numerator for the calculation of basic EPS and diluted EPS for net loss from continuing operations, net loss from discontinued operations and net loss attributable to Frontline Ltd. are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Net loss from continuing operations, excluding loss attributable to noncontrolling interest	(78,230)	(119,796)	(90,315)	(138,002)
Net loss from discontinued operations	—	(481)	—	(1,030)
Net loss attributable to Frontline Ltd.	(78,230)	(120,277)	(90,315)	(139,032)

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Weighted average number of ordinary shares (000s)	96,855	77,916	95,349	77,887